CONCENTRATION OF CREDIT RISK	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
CONCENTRATION OF CREDIT RISK
CONCENTRATION OF CREDIT RISK

7. CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and trade accounts receivables. The Company places its cash with high-credit-quality financial institutions. At times, such cash may be in excess of the Federal Deposit Insurance Corporation (“FDIC”) insurance coverage limit of $250,000 per depositor. As a result, there could be a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company has not experienced any losses due to these excess deposits and believes the risk is not significant. With respect to trade receivables, management routinely assesses the financial strength of its customers and, as a consequence, believes that the receivable credit risk exposure is limited.

The Company has historically provided financial terms to customers in accordance with what management views as industry norms. Access to the Company’s software products usually requires immediate payment but can extend several months under certain circumstances. Management periodically and regularly reviews customer account activity in order to assess the adequacy of allowances for doubtful accounts, considering such factors as economic conditions and each customer’s payment history and creditworthiness. If the financial condition of our customers were to deteriorate, or if they were otherwise unable to make payments in accordance with management’s expectations, we might have to increase our allowance for doubtful accounts, modify their financial terms and/or pursue alternative collection methods.

The Company has no significant customers (greater than 10% of total revenue) in its six-month 2023 revenue. The Company has accounts receivable concentration with three customers in 2022 representing 59% of total accounts receivables outstanding as of June 30, 2023, and one customer that represented 31% of accounts receivable outstanding as of December 31, 2022.

9. CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and trade accounts receivables. The Company places its cash with high-credit-quality financial institutions. At times, such cash may be in excess of the Federal Deposit Insurance Corporation (“FDIC”) insurance coverage limit of $250 thousand per depositor. As a result, there could be a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company has not experienced any losses due to these excess deposits and believes the risk is not significant. With respect to trade receivables, management routinely assesses the financial strength of its customers and, as a consequence, believes that the receivable credit risk exposure is limited.

The Company has historically provided financial terms to customers in accordance with what management views as industry norms. Access to the Company’s software products usually requires immediate payment but can extend several months under certain circumstances. Management periodically and regularly reviews customer account activity in order to assess the adequacy of allowances for doubtful accounts, considering such factors as economic conditions and each customer’s payment history and creditworthiness. If the financial condition of our customers were to deteriorate, or if they were otherwise unable to make payments in accordance with management’s expectations, we might have to increase our allowance for doubtful accounts, modify their financial terms and/or pursue alternative collection methods.

The Company has no significant customers (greater than 10% of total revenue) in its 2022 and 2021 revenue. The Company has accounts receivable concentration with one customer in 2022 representing 31% and two customers with concentrations of 12% and 11% respectively of total accounts receivables outstanding as of December 31, 2022 and one customers that represent 33% of accounts receivable outstanding as of December 31, 2021. Overall, the company decreased its accounts receivable ending balance approximately (34%) in 2022 from year-end 2021, compared to an over 61% growth in sales for 2022.